General information, Statement of Compliance with IFRS and Going concern assumption	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
General information, Statement of Compliance with IFRS and Going concern assumption [Abstract]
General information, statement of compliance with IFRS and going concern assumption
2. General information, statement of compliance with IFRS and going concern assumption.

Captivision is an exempted company incorporated with limited liability in the Cayman Islands on February 23, 2023. The Company’s principal executive office is located at 298-42 Chung-Buk Chungang-ro Chung-buk, Pyeongtaek, Gyeonggi, Republic of Korea. The Company’s operations are conducted in South Korea with subsidiaries in United Kingdom, China, and United States.
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). They have been prepared under the assumption the Company operates on a going concern basis.
Consolidated subsidiaries of the Company as of June 30, 2024, are as follows.

Name of the subsidiary	Major business activities	Shareholding %
Captivision Korea, Inc. (formerly known as GLAAM Co., Ltd.)	Manufacture & distribute G-Glass	100.00%
Jaguar Global Growth Korea Co., Ltd.	Exchange subsidiary	100.00%
As a subsidiary of the Company, Captivision Korea, Inc. has consolidated subsidiaries as of June 30, 2024, as follows.

Name of the subsidiary	Major business activities	Shareholding %
G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe)	Distribute G-Glass	76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America	Distribute G-Glass	54.63%
Information of subsidiaries as of and for the six months ended June 30, 2024 (before elimination of intercompany transactions):

					(Unit: USD)
Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income (loss)
Captivision Korea, Inc.	30,456,245	29,807,262	15,250,660	2,261,115	2,261,115
G-Frame	3,953,783	6,985,668	47,379	(562,445)	(562,445)
G-SMATT Europe	350,683	7,177,306	14,602	(205,707)	(558,502)
G-SMATT Tech	6,054	5,998,309	—	452	(308,679)
G-SMATT America	26,287	4,023,262	9,424	(433,708)	(708,081)
Jaguar Global Growth Korea Co., Ltd.	128	721,418	—	(155)	(155)

Consolidated subsidiaries of the Company as of December 31, 2023, are as follows.

Name of the subsidiary	Major business activities	Shareholding %
Captivision Korea, Inc. (formerly known as GLAAM Co., Ltd.)	Manufacture & distribute G-Glass	100.00%
Jaguar Global Growth Korea Co., Ltd.	Exchange subsidiary	100.00%
As a subsidiary of the Company, Captivision Korea, Inc. has consolidated subsidiaries as of December 31, 2023, as follows.

Name of the subsidiary	Major business activities	Shareholding %
G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe)	Distribute G-Glass	76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America	Distribute G-Glass	54.63%
Information of subsidiaries as of December 31, 2023 and for the six months ended June 30, 2023 (before elimination of intercompany transactions):

			(Unit: USD)
	As of December 31, 2023		For the six months ended June 30, 2023
Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income (loss)
G-Frame	4,327,690	6,976,169	571,632	(390,109)	(390,109)
G-SMATT Europe	335,725	7,037,675	72,701	(465,040)	(653,707)
G-SMATT Tech	5,123	6,077,379	793	(128,028)	(111,189)
G-SMATT America	31,698	3,558,071	365,117	(791,754)	(788,365)
Going Concern
The Company has an outstanding deficit of USD 145,836,310 and USD 136,790,543 as of June 30, 2024 and December 31, 2023, respectively, and the current liabilities also exceed current assets by USD 47,035,037 and USD 40,692,649 as of June 30, 2024 and December 31 2023, respectively.
Despite the accumulated losses, the Company’s management has conducted a comprehensive evaluation of the Company’s capacity to continue as a going concern, notwithstanding its operation at a deficit and the occurrence of capital erosion. They have determined that there are no significant issues regarding the Company’s ability to continue as a going concern considering the following factors.

Classification	Mitigation plan
Improvement in business (1)
To achieve a positive operating profit, the Company aims to increase sales while simultaneously curbing operational expenses. Proactive sales plans for 2024 have been implemented, and contracts with new customers are currently being prepared as of the reporting date.

Subsequent debt to equity conversion (2)	Mitigate capital impairment through conversion of debt and payables into equity.

Classification	Mitigation plan
Current Liabilities Refunding Program
•   The current liabilities refunding program entails securing cash proceeds via collection of existing accounts receivable and raising equity from investors based in the United States and Korea. This includes the following funding mechanisms:

•   ELOC Funding
(3)

•   Private Placement
(4)

•   Private Bonds Subscription Agreement
(5)

Restructuring subsidiaries (6)	• A strategic internal restructuring involving the disposal of the Company’s interest in the subsidiaries is currently underway.

(1)	As a result of recent operational improvements which have been implemented at Captivision Korea, the Company anticipates a significant increase in both revenue and operating income in 2024.
(2)
On July 16, 2024, the Company, Captivision Korea, and certain creditors of Captivision Korea entered into contribution agreements. Under these agreements, the creditors agreed to contribute their respective outstanding balances under various debt agreements with Captivision Korea to the Company, in exchange for the issuance of the Company’s ordinary shares, with a par value of USD 0.0001 per share, as part of a debt-to-equity conversion transaction. As a result of conversion, a total of KRW 5,791,867,301 (approximately USD 4,244,681) of Captivision Korea’s debt was contributed to the Company in exchange for the issuance of a total of 1,414,895 shares at a conversion price of USD 3.00 per share.

(3)
On June 12, 2024, the Company entered into a Share Purchase Agreement (the “SPA”), with New Circle Principal Investments LLC. According to the SPA, the Company has the right to issue and sell to New Circle up to USD 30 million of its ordinary shares subject to certain limitations and conditions set forth in the SPA, from time to time, over a 24-month period.

(4)
On February 16 and April 16, 2024, the Company and certain investors entered into subscription agreements, under which the investors agreed to subscribe to and purchase from the Company convertible promissory notes with a total principal amount of USD 1,250,000 and USD 1,175,000. The promissory notes will mature in a year, do not bear interest, and do not contain restrictive covenants or mandatory payments prior to maturity. Additionally, on July 30, 2024, the Company and certain investors entered into subscription agreements, under which the investors agreed to subscribe for and purchase an aggregate of USD 1,675,000 of the Company’s shares. At a purchase price of USD 2.47 per share, this resulted in the issuance of a total of 678,138 shares.

(5)
On July 18 and July 29, 2024, Captivision Korea entered into a Private Bonds Subscription Agreements with certain individuals to issue KRW 3.1 billion (approximately USD 2.23 million) and KRW 1.9 billion (approximately USD 1.38 million) in unregistered private placement bonds. These bonds will mature in two years from the date of subscription agreements, with an interest rate of 2.00% per annum.

(6)
In September 2024, the Company completed a strategic and internal restructuring by disposing interest in the Company’s European sales affiliate and partly owned subsidiary,
G-SMATT
Europe, by converting outstanding debt and 3
rd
party equity holders to the Company’s equity, and subsequently selling the subsidiary to a 3 rd
party.

The Company’s consolidated financial statements were prepared on the assumption that the Company will continue as a going concern and are accounted for under the assumption that the Company’s assets and liabilities could be recovered or repaid through normal business activities.

In a situation where the validity of the going concern assumption, which is the premise of preparing the Company’s financial statements, is questioned, there may be certain uncertainty relating to the feasibility of financing plans for debt repayment, new business, and financial improvement plans. However, considering the above management’s mitigation plans, the Company has feasibility to continue as a going concern and achieve positive operating profits in the near future.

2. General information, statement of compliance with IFRS and going concern assumption.
Captivision is an exempted company incorporated with limited liability in the Cayman Islands on February 23, 2023. The Company’s principal executive office is located at
298-42
Chung-Buk
Chungang-ro
Chung-buk, Pyeongtaek, Gyeonggi, Republic of Korea. The Company’s operations are conducted in South Korea with subsidiaries in United Kingdom, China, and United States.
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). They have been prepared under the assumption the Company operates on a going concern basis.
Consolidated subsidiaries of the Company as of December 31, 2023, are as follows.

Name of the subsidiary	Major business activities	Shareholding%

Captivision Korea, Inc. (formerly known as GLAAM Co., Ltd.)	Manufacture & distribute G-Glass	100.00%
Jaguar Global Growth Korea Co., Ltd.	Exchange subsidiary	100.00%
As a subsidiary of the Company, Captivision Korea, Inc. has consolidated subsidiaries as of December 31, 2023, as follows.

Name of the subsidiary	Major business activities	Shareholding%
G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe)	Distribute G-Glass	76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America	Distribute G-Glass	54.63%
Information of subsidiaries as of and for the twelve months ended December 31, 2023 (before elimination of intercompany transactions):

					(Unit: USD)
Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income (loss)
G-Frame	4,327,690	6,976,169	1,330,525	(770,472)	(963,675)
G-SMATT Europe	335,725	7,037,675	528,274	(1,992,481)	(2,336,322)
G-SMATT Tech	5,123	6,077,379	776	(77,173)	(56,037)
G-SMATT America	31,698	3,558,071	365,164	(3,948,508)	(3,893,128)

Consolidated Subsidiaries as of December 31, 2022

Name of the subsidiary	Major business activities	Shareholding %

G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe) (*)	Distribute G-Glass	76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America (**)	Distribute G-Glass	54.63%

(*)
On November 30, 2022,
G-SMATT
Europe acquired 100% ownership of Inflectix Limited (“Inflectix”) as a wholly owned subsidiary for USD 301,654. Inflectix was incorporated on July 11, 2018, by Orhan Ertughrul,
G-SMATT
Europe’s chief executive officer. It is located in Gloucestershire, United Kingdom and provides high level technical expertise service in biotechnology investment consulting field.

(**)
In 2022, certain minority shareholders of
G-SMATT
America Co., Ltd (an equity method associate located in CA, USA) sold all their shares, a total of 1,470,116 shares, to the Company. As a result, the Company’s ownership in
G-SMATT
America Co., Ltd. increased by 12.00% from 42.63% to 54.63% and became the major shareholder.
G-SMATT
America Co., Ltd. is subject to consolidation from the date of the majority ownership change on July 1, 2022.

Information of subsidiaries as of and for the twelve months ended December 31, 2022 (before elimination of intercompany transactions):

					(Unit: USD)
Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income (loss)

G-Frame	7,558,305	6,826,664	1,563,390	(1,313,838)	(1,423,354)
G-SMATT Europe	1,451,597	5,908,020	208,741	(955,207)	(761,722)
G-SMATT Tech	74,730	6,245,793	37,607	(537,693)	(130,280)
G-SMATT America (*)	3,413,876	3,001,074	3,271,530	(3,116,733)	(3,255,977)

(*)	Sales, net income (loss) and comprehensive income (loss) associated with G-SMATT America were recognized for six months from the date of majority ownership change by the Company.
Going Concern
The Company has an outstanding deficit of USD 136,790,543 and USD 62,348,576 as of December 31, 2023 and 2022, respectively, and the current liabilities also exceed current assets by USD 40,692,649 and USD 18,531,567 as of December 31, 2023 and 2022, respectively.
Despite the accumulated losses, the Company’s management has conducted a comprehensive evaluation of the Company’s capacity to continue as a going concern, notwithstanding its operation at a deficit and the occurrence of capital erosion throughout FY23. They have determined that there are no significant issues regarding the Company’s ability to continue as a going concern considering the following factors.

Classification	Mitigation plan
Improvement in business (1)	To achieve a positive operating profit, the Company aims to increase sales while simultaneously curbing

Classification	Mitigation plan
operational expenses. Proactive sales plans for 2024 have been implemented, and contracts with new customers are currently being prepared as of the reporting date.

Subsequent debt to equity conversion (2)	Mitigate capital impairment through conversion of debt and payables into equity.

Current Liabilities Refunding Program	The current liabilities refunding program entails securing cash proceeds via collection of existing accounts receivable, equity raisings from investors based in the United States and Korea.

(1)	As a result of recent operational improvements which have been implemented at Captivision Korea, the Company anticipates a significant increase in both revenue and operating income in 2024.
(2)
The Company initiated twelve equity conversion agreements as of the reporting date. Under these agreements, a total of USD 7,674,155 of outstanding debt and trade payables are to be converted into the Company’s Common Shares (the “Debt to Equity Conversion”).

The Company’s consolidated financial statements were prepared on the assumption that the Company will continue as a going concern and are accounted for under the assumption that the Company’s assets and liabilities could be recovered or repaid through normal business activities.
In a situation where the validity of the going concern assumption, which is the premise of preparing the Company’s financial statements, is questioned, there may be certain uncertainty relating to the feasibility of financing plans for debt repayment, new business, and financial improvement plans. However, considering the above management’s mitigation plans, the Company has feasibility to continue as a going concern and achieve positive operating profits in the near future.